Collaboration Revenue (Details Narrative) - Sonnet BioTherapeutics Holdings, Inc. [Member] - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 08, 2024	Jun. 30, 2021	Aug. 31, 2020	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collavorative arrangement right and obligation								New Life is also obligated to pay a non-refundable deferred license fee of an additional $1.0 million at the time of the satisfaction of certain milestones, as well as potential additional milestone payments to the Company of up to $19.0 million subject to the achievement of certain development and commercialization milestones. In addition, during the Royalty Term (as defined below), New Life is obligated to pay the Company tiered double-digit royalties ranging from 12% to 30% based on annual net sales of Products in the Exclusive Territory. The “Royalty Term” means, on a Product-by-Product and a country-by-country basis in the Exclusive Territory, the period commencing on the date of the first commercial sale (subject to certain conditions) of such Product in such country in the Exclusive Territory and continuing until New Life ceases commercialization of such Product in the DIPN Field.
Performance obligation						$ 1,000,000.0		$ 1,000,000.0
Collaboration revenue						1,000,000	$ 18,626	18,626	$ 147,805
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds for negotiate license agreement			$ 500,000			1,000,000.0
New Life Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds for negotiate license agreement		$ 500,000
Future milestone payments								1,000,000.0
MilestonePayments								$ 19,000,000.0
New Life Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalties, percentage								12.00%
New Life Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalties, percentage								30.00%
Alkem Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds for negotiate license agreement						1,000,000.0
Collavorative arrangement right and obligation	Company granted Alkem an exclusive license (with the right to sublicense) to research, develop, manufacture, import, export, market, use and commercialize pharmaceutical products containing its IL-6 (SON-080) asset (or any derivatives, fragments or conjugates thereof) (the “Compounds”) (such products, the “Products”) for the treatment of DPN (the “DPN Field”) and to manufacture, import, export, market, use and commercialize Products for the treatment of CIPN and autonomic neuropathy (together with the DPN Field, the “Fields”) in India. Except as provided for in the Alkem Agreement, the Company agreed not to develop, use, sell, offer or otherwise commercialize any Compounds or Products for use in the DPN Field in India during the term of the Alkem Agreement. The Company retains all rights to manufacture Compounds and Products anywhere in the world.
MilestonePayments				$ 1,000,000.0		$ 1,000,000.0